UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sage Asset Management, LP
Address: 90 Park Avenue
         19th Floor
         New York, NY  10016

13F File Number:  028-05821

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Barry G. Haimes
Title:     Co-Portfolio Manager
Phone:     (212) 521-0908

Signature, Place, and Date of Signing:

 /s/   Barry G. Haimes     New York, NY     May 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $80,269 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALON USA ENERGY INC            COM              020520102     1404    73700 SH       SOLE                    73700        0        0
AMAZON COM INC                 COM              023135106     1907     7155 SH       SOLE                     7155        0        0
AMERICAN AXLE & MFG HLDGS IN   COM              024061103     2374   173900 SH       SOLE                   173900        0        0
AMERICAN TOWER CORP NEW        COM              03027X100     1892    24600 SH       SOLE                    24600        0        0
BANK OF AMERICA CORPORATION    COM              060505104     1515   124400 SH       SOLE                   124400        0        0
BOISE INC                      COM              09746Y105     2057   237500 SH       SOLE                   237500        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105     1601    24550 SH       SOLE                    24550        0        0
CELADON GROUP INC              COM              150838100     1341    64300 SH       SOLE                    64300        0        0
CITIGROUP INC                  COM NEW          172967424     2416    54600 SH       SOLE                    54600        0        0
COBALT INTL ENERGY INC         COM              19075F106     4566   161900 SH       SOLE                   161900        0        0
COBALT INTL ENERGY INC         COM              19075F106      564    20000 SH  CALL SOLE                    20000        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702     2009   121700 SH       SOLE                   121700        0        0
DUNKIN BRANDS GROUP INC        COM              265504100     1593    43200 SH       SOLE                    43200        0        0
EBAY INC                       COM              278642103     2516    46400 SH       SOLE                    46400        0        0
GENERAL MTRS CO                COM              37045V100     2515    90400 SH       SOLE                    90400        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     2619    17800 SH       SOLE                    17800        0        0
HALLIBURTON CO                 COM              406216101     2562    63400 SH       SOLE                    63400        0        0
INDIA GLOBALIZATION CAP INC    COM              45408X100       28   100000 SH       SOLE                   100000        0        0
INTL PAPER CO                  COM              460146103     2003    43000 SH       SOLE                    43000        0        0
LENNAR CORP                    CL A             526057104     3567    86000 SH       SOLE                    86000        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100      343     5425 SH       SOLE                     5425        0        0
MICRON TECHNOLOGY INC          COM              595112103     2299   230500 SH       SOLE                   230500        0        0
MORGAN STANLEY                 COM NEW          617446448     3016   137200 SH       SOLE                   137200        0        0
ORBITZ WORLDWIDE INC           COM              68557K109     1050   183800 SH       SOLE                   183800        0        0
PLAINS EXPL& PRODTN CO         COM              726505100     1923    40500 SH       SOLE                    40500        0        0
PRICELINE COM INC              COM NEW          741503403     1886     2740 SH       SOLE                     2740        0        0
QUALCOMM INC                   COM              747525103     2617    39100 SH       SOLE                    39100        0        0
QUALITY DISTR INC FLA          COM              74756M102     1523   181136 SH       SOLE                   181136        0        0
SALESFORCE COM INC             COM              79466L302     1314     7350 SH       SOLE                     7350        0        0
SHERWIN WILLIAMS CO            COM              824348106     1799    10650 SH       SOLE                    10650        0        0
STANDARD PAC CORP NEW          COM              85375C101     3224   373150 SH       SOLE                   373150        0        0
STANLEY FURNITURE CO INC       COM NEW          854305208      722   162653 SH       SOLE                   162653        0        0
STARBUCKS CORP                 COM              855244109     2170    38100 SH       SOLE                    38100        0        0
SYMANTEC CORP                  COM              871503108     2322    94100 SH       SOLE                    94100        0        0
UNITED CONTL HLDGS INC         COM              910047109     1933    60400 SH       SOLE                    60400        0        0
UNITED RENTALS INC             COM              911363109     2608    47435 SH       SOLE                    47435        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     2761    60700 SH       SOLE                    60700        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     1365    30000 SH  CALL SOLE                    30000        0        0
WABASH NATL CORP               COM              929566107     2719   267600 SH       SOLE                   267600        0        0
ZYNGA INC                      CL A             98986T108     1626   483800 SH       SOLE                   483800        0        0